Deferred compensation expense (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 742	SFr 1,212
2011 Partner Asset Facility (PAF2)
Deferred compensation expense
Total compensation expense relating to deferred compensation	0	1
Restricted Cash Awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	0	21
Other Cash Awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	140	207
2008 Partner Asset Facility (PAF) awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	(16)	22
Plus Bond awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	5	11
Contingent Capital Awards (CCA)
Deferred compensation expense
Total compensation expense relating to deferred compensation	62	196
Capital Opportunity Facility (COF)
Deferred compensation expense
Total compensation expense relating to deferred compensation	6	7
Performance shares | Performance share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	205	303
Stock compensation plan | Share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	334	444
Stock compensation plan | Contingent Capital share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 6	SFr 0